Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2024-1
Statement to Securityholders
Determination Date: September 10, 2025

Payment Date	9/15/2025
Collection Period Start	8/1/2025
Collection Period End	8/31/2025
Interest Period Start	8/15/2025
Interest Period End	9/14/2025

Cut-Off Date Net Pool Balance	$1,116,124,822.45
Cut-Off Date Adjusted Pool Balance	$1,085,195,990.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Dec-25
Class A-2a Notes	$197,937,654.73	$24,835,205.28	$173,102,449.45	0.549881	Oct-27
Class A-2b Notes	$49,547,290.94	$6,216,690.53	$43,330,600.41	0.549881	Oct-27
Class A-3 Notes	$393,600,000.00	$—	$393,600,000.00	1.000000	Jul-29
Class A-4 Notes	$65,440,000.00	$—	$65,440,000.00	1.000000	Jan-30
Class B Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Feb-30
Class C Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Apr-30
Class D Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Jan-31
Total Notes	$739,074,945.67	$31,051,895.81	$708,023,049.86

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$763,379,505.24	$731,471,736.31	0.655367
YSOC Amount	$21,591,569.59	$20,735,696.47
Adjusted Pool Balance	$741,787,935.65	$710,736,039.84
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Reserve Account Balance	$2,712,989.98	$2,712,989.98

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.62200%	ACT/360	$—
Class A-2a Notes	$197,937,654.73	4.61000%	30/360	$760,410.49
Class A-2b Notes	$49,547,290.94	4.66270%	ACT/360	$198,937.47
Class A-3 Notes	$393,600,000.00	4.62000%	30/360	$1,515,360.00
Class A-4 Notes	$65,440,000.00	4.66000%	30/360	$254,125.33
Class B Notes	$10,850,000.00	4.89000%	30/360	$44,213.75
Class C Notes	$10,850,000.00	5.09000%	30/360	$46,022.08
Class D Notes	$10,850,000.00	5.43000%	30/360	$49,096.25
Total Notes	$739,074,945.67			$2,868,165.37

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$763,379,505.24	$731,471,736.31
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$741,787,935.65	$710,736,039.84
Number of Receivables Outstanding	40,727	39,859
Weighted Average Contract Rate	7.57%	7.57%
Weighted Average Remaining Term (months)	46.9	46.0

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,877,568.07
Principal Collections	$31,578,866.56
Liquidation Proceeds	$176,238.52
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$36,632,673.15
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$36,632,673.15

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$636,149.59	$636,149.59	$—	$—	$35,996,523.56
Interest - Class A-1 Notes	$—	$—	$—	$—	$35,996,523.56
Interest - Class A-2a Notes	$760,410.49	$760,410.49	$—	$—	$35,236,113.07
Interest - Class A-2b Notes	$198,937.47	$198,937.47	$—	$—	$35,037,175.60
Interest - Class A-3 Notes	$1,515,360.00	$1,515,360.00	$—	$—	$33,521,815.60
Interest - Class A-4 Notes	$254,125.33	$254,125.33	$—	$—	$33,267,690.27
First Allocation of Principal	$—	$—	$—	$—	$33,267,690.27
Interest - Class B Notes	$44,213.75	$44,213.75	$—	$—	$33,223,476.52
Second Allocation of Principal	$6,638,905.83	$6,638,905.83	$—	$—	$26,584,570.69
Interest - Class C Notes	$46,022.08	$46,022.08	$—	$—	$26,538,548.61
Third Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$15,688,548.61
Interest - Class D Notes	$49,096.25	$49,096.25	$—	$—	$15,639,452.36
Fourth Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$4,789,452.36
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,789,452.36
Regular Principal Distribution Amount	$2,712,989.98	$2,712,989.98	$—	$—	$2,076,462.38
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,076,462.38
Remaining Funds to Certificates	$2,076,462.38	$2,076,462.38	$—	$—	$—
Total	$36,632,673.15	$36,632,673.15	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$21,591,569.59
Increase/(Decrease)	$(855,873.12)
Ending YSOC Amount	$20,735,696.47

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$741,787,935.65	$710,736,039.84
Note Balance	$739,074,945.67	$708,023,049.86
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Target Overcollateralization Amount	$2,712,989.98	$2,712,989.98
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,712,989.98
Beginning Reserve Account Balance	$2,712,989.98
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,712,989.98

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.04%	28	$328,902.37
Liquidation Proceeds of Defaulted Receivables[2]	0.02%	83	$176,238.52
Monthly Net Losses (Liquidation Proceeds)			$152,663.85
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.04%
Second Preceding Collection Period			0.11%
Preceding Collection Period			0.46%
Current Collection Period			0.25%
Four-Month Average Net Loss Ratio			0.21%
Cumulative Net Losses for All Periods			$1,452,812.55
Cumulative Net Loss Ratio			0.13%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.15%	47	$1,091,585.60
60-89 Days Delinquent	0.01%	6	$102,192.09
90-119 Days Delinquent	0.02%	7	$155,945.03
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.18%	60	$1,349,722.72

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		5	$133,829.16
Total Repossessed Inventory		8	$226,208.34

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		13	$258,137.12
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.03%
Second Preceding Collection Period			0.03%
Preceding Collection Period			0.04%
Current Collection Period			0.04%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of August 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.40	0.06%	20	0.05%